Loan Principal and Financing Service Fee Receivables - Loan Principal and Financing Service Fee Receivables (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	¥ 8,987,655,812	$ 1,307,200,321	¥ 9,277,798,700
Less: allowance for loan principal and financing service fee receivables	(569,834,399)	(82,878,976)	(519,254,006)
Short-term loan principal and financing service fee receivables, net	8,417,821,413	1,224,321,345	8,758,544,694
Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	681,153,632	99,069,687
Less: allowance for loan principal and financing service fee receivables	(15,500,802)	(2,254,498)	¥ 0
Long-term loan principal and financing service fee receivables, net	¥ 665,652,830	$ 96,815,189